FINANCIAL INSTRUMENTS - Schedule of remaining contractual maturities of financial liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
REMAINING CONTRACTUAL MATURITIES OF FINANCIAL LIABILITY
Accounts payable and accrued liabilities	$ 835,763	$ 1,163,836
Due to a related party	91,687	50,302
Total financial liabilities	927,450	$ 1,214,138
Due within a year
REMAINING CONTRACTUAL MATURITIES OF FINANCIAL LIABILITY
Accounts payable and accrued liabilities	835,763
Due to a related party	91,687
Total financial liabilities	$ 927,450